Concentration of Credit Risk - Additional Information (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Net credit loss position with respect to counterparties	$ 23,825,000	$ 1,786,505	$ 1,045,529
Certain Counterparties
Concentration Risk [Line Items]
Net credit loss position with respect to counterparties	23,825,000	1,786,505
Certain Counterparties | Restricted cash
Concentration Risk [Line Items]
Cash and cash equivalents held by counterparties as collateral	20,132,000	3,445,356	500,000
Net credit loss position with respect to counterparties		$ 1,658,853